NEWBUILDINGS - Narrative (Details) $ in Millions	Jun. 28, 2023 USD ($) vessel	Jun. 30, 2024 USD ($)
Property, Plant and Equipment [Abstract]
Number of carriers acquired | vessel	2
Option price	$ 235.0
Purchase Obligation		$ 269.6